SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total	$ (1,906)	$ 108,353	$ 94,596	$ 212,274	$ 186,480	$ 248,837
UNITED STATES
Operating Loss Carryforwards [Line Items]
Current income tax expense			31,761	105,074	(41,444)	20,071
Deferred income tax expense
Seychelle [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
HONG KONG
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
CHINA
Operating Loss Carryforwards [Line Items]
Current income tax expense			62,835	107,200	227,924	228,766
Deferred income tax expense